Share capital (Tables)	12 Months Ended
Nov. 30, 2020
Share Capital [Line Items]
Summary of the grant date weighted average fair value of SARs granted
The following table summarizes the grant date weighted average fair value of SARs granted during the year ended November 30, 2019. No SARs were granted in 2020.

	Number of SARs		Weighted average grant date fair value

2019	40,000	$	1.31 (CA$1.70)

Summary of changes in the number of options outstanding
Changes in the number of options outstanding during the past two years were as follows:

		Weighted average exercise price per option
	Number of options	CA$	US$

Options as at December 1, 2018	2,172,705	3.15	2.37

Granted	406,400	8.19	6.20

Expired	(88,489)	6.07	4.56

Exercised (share price: CA$7.78 (US$5.82))	(74,832)	1.96	1.46

Options outstanding as at November 30, 2019	2,415,784	$3.94	$2.96

Granted – CA$	1,077,721	3.06	2.25

Forfeited and expired – CA$	(229,812)	4.72	3.47

Exercised (share price: CA$8.65 (US$6.57))	(60,000)	3.38	2.40

Options outstanding as at November 30, 2020 – CA$	3,203,693	3.59	2.76

Options granted and outstanding as at November 30, 2020 – US$	12,500	-	2.35

Options exercisable as at November 30, 2020 – CA$	2,063,672	3.43	2.64

Options exercisable as at November 30, 2019 – CA$	1,864,727	$2.69	$2.02

Summary of the model used to determine fiar value of stock appreciation rights	the fair value of SARs granted is estimated at each reporting period using the Black-Scholes model and the following weighted average assumptions.

Measurement date as at November 30, 2020

Risk-free interest rate	0.67%

Expected volatility	64.6%

Average option life in years	6.25 years

Grant-date share price	$2.31 (CA$3.00)

Option exercise price	$2.31 (CA$3.00)

Summary of the following table provides stock option information
The following table provides stock option information as at November 30, 2020
(options exercisable in CA$)
.

Price range		Number of options outstanding	Weighted average remaining life		Weighted average exercise price
CA$	US$		(years)	CA$	US$

0.25 – 1.19	0.19 – 0.92	814,660	2.95	0.64	0.49

2.01 – 3.75	1.55 – 2.89	1,521,721	8.03	2.72	2.10

3.76 – 6.00	2.89 – 4.62	230,000	6.35	5.96	4.59

6.01 – 9.00	4.62 – 6.93	424,000	8.03	8.06	6.20

9.01 – 10.00	6.93 – 1.70	213,312	7.35	9.56	7.36

		3,203,693	6.57	3.59	2.76

The following table provides stock option information as at November 30, 2020
(options exercisable in US$)
.

Price range		Number of options outstanding	Weighted average remaining life	Weighted average exercise price
	US$		(years)	US$

	1.55 – 2.89	12,500	10.0	2.35

Summary of Accumulated other comprehensive income (loss) (Detail)
Accumulated other comprehensive income (loss)

	2020	2019

Unrealized losses on FVOCI financial assets, net of tax	$2	$(12)

Cumulative exchange difference on translation of foreign operations	(483)	33

	$(481)	$21

Summary of the measurement date weighted average fair value of stock options granted
The following table summarizes the measurement date weighted average fair value of stock options granted during the years ended November 30, 2020 and 2019.

Options exercisable in CA$	Number of stock options granted		Weighted average grant date fair value

2020	1,077,721	$	1.71 (CA$2.22)

2019	406,400	$	3.69 (CA$4.92)

Options exercisable in US$	Number of stock options granted		Weighted average grant date fair value

2020	12,500	$	2.35

Summary of earnings per share calculation
The calculation of basic loss per share was based on the net loss attributable to common shareholders of the Company of $22,667 (2019 – $12,496) and a weighted average number of common shares outstanding of 76,991,635 (2019 – 76,928,287), calculated as follows.

	2020	2019

Issued common shares as at December 1	76,953,411	76,877,679

Effect of share options exercised	38,224	49,920

Effect of public issue common shares	-	688

Weighted average number of common shares, basic and diluted	76,991,635	76,928,287

Summary of the share-based compensation expense for the stock option plan
The fair value of options granted in 2020 and 2019 was estimated at the grant date using the Black-Scholes model and the following weighted average assumptions.

Options exercisable in CA$		2020		2019

Risk-free interest rate		0.95%		2.15%

Expected volatility		74%		57%

Average option life in years		8.5 years		8 years

Grant-date share price	$	2.35 (CA$3.05)	$	6.15 (CA$8.19)

Option exercise price	$	2.35 (CA$3.05)	$	6.15 (CA$8.19)

Options exercisable in US$		2020

Risk-free interest rate		0.74%

Expected volatility		78%

Average option life in years		8.5 years

Grant-date share price	$	2.35

Option exercise price	$	2.35